UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21236

Dreyfus Stock Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	12/31/10

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS

Dreyfus International Equity Fund

December 31, 2010 (Unaudited)

Common Stocks--96.9%	Shares	Value ($)
Australia--7.3%
Atlas Iron	281,420 a	849,116
Australia & New Zealand Banking Group	39,130	934,516
BHP Billiton	33,193	1,536,226
Coca-Cola Amatil	187,290	2,080,340
Commonwealth Bank of Australia	34,930	1,813,826
Dexus Property Group	1,569,480	1,276,183
Macquarie Group	17,250	652,977
Stockland	300,530	1,106,574
Westfield Group	108,902	1,067,066
Westfield Retail Trust	107,395	282,298
		11,599,122
Austria--1.1%
Erste Group Bank	35,336	1,659,304

Denmark--1.8%
Carlsberg, Cl. B	13,700	1,371,707
Pandora	25,199	1,517,890
		2,889,597
Finland--1.4%
Fortum	25,440	765,923
Sampo, Cl. A	55,270	1,480,849
		2,246,772
France--11.1%
BNP Paribas	43,447	2,764,170
France Telecom	113,340	2,361,976
GDF Suez	51,862	1,860,803
Legrand	16,200	659,729
Rhodia	48,650	1,609,033
Sanofi-Aventis	36,010	2,302,565
Societe Generale	43,240	2,323,992
Total	57,302	3,036,126
Valeo	12,030 a	682,659
		17,601,053
Germany--4.2%
BASF	15,750	1,256,498
Lanxess	12,640	998,255
Metro	38,480	2,770,572
SAP	31,190	1,587,988
		6,613,313
Hong Kong--.5%
Hongkong Land Holdings	117,000	844,740

Ireland--.5%
CRH	35,958	751,998

Italy--1.1%
Enel	349,050	1,744,480

Japan--20.9%
Asahi Kasei	160,000	1,044,464
Canon	41,800	2,167,484
Central Japan Railway	257	2,152,482
Daihatsu Motor	88,000	1,350,511
Daito Trust Construction	14,900	1,020,372
Hino Motors	93,000	504,003
Hitachi	584,000	3,114,571
Honda Motor	51,700	2,047,241
JFE Holdings	14,000	487,646
Kaneka	119,000	825,188
Keihin	68,800	1,550,733
Lawson	16,300	806,066
Makita	30,100	1,230,841
Miraca Holdings	30,400	1,224,387
Mitsubishi	79,600	2,154,955
Mitsubishi Gas Chemical	119,000	845,708
Mitsubishi UFJ Financial Group	223,600	1,209,021

NTN	160,000	849,366
SMC	10,300	1,764,663
Softbank	29,600	1,024,826
Sumitomo Mitsui Financial Group	38,400	1,367,814
Sumitomo Trust & Banking	84,000	529,720
Tokyo Gas	211,000	935,583
Toyo Suisan Kaisha	58,000	1,290,873
Yahoo! Japan	1,762	683,619
Yamada Denki	15,110	1,031,031
		33,213,168
Luxembourg--1.5%
ArcelorMittal	21,700	822,960
L'Occitane International	242,000	669,386
Millicom International Cellular, SDR	8,510	817,387
		2,309,733
Netherlands--3.1%
ING Groep	181,920 a	1,769,778
Koninklijke Ahold	53,460	705,532
Koninklijke Philips Electronics	54,230	1,660,967
Unilever	24,980	777,777
		4,914,054
Norway--2.5%
Subsea 7	21,333 a	553,101
Telenor	119,400	1,939,850
TGS Nopec Geophysical	67,200	1,514,434
		4,007,385
Spain--3.9%
Amadeus IT Holding, Cl. A	28,620	599,684
Banco Bilbao Vizcaya Argentaria	165,110	1,668,023
Banco Santander	371,860	3,939,580
		6,207,287
Sweden--3.9%
Atlas Copco, Cl. A	81,100	2,046,296
Electrolux, Ser. B	50,770	1,441,804
Sandvik	73,210	1,427,049
Volvo, Cl. B	73,170 a	1,289,191
		6,204,340
Switzerland--8.4%
Adecco	20,830	1,364,532
Credit Suisse Group	40,080	1,614,774
Nestle	39,867	2,334,458
Roche Holding	16,044	2,350,832
Sulzer	8,032	1,224,128
Transocean	36,260 a	2,498,383
Zurich Financial Services	7,250	1,878,021
		13,265,128
United Kingdom--22.1%
Barclays	438,750	1,789,818
British American Tobacco	69,090	2,653,620
British Land	114,020	932,390
BT Group	213,640	602,216
Compass Group	117,800	1,067,069
Cookson Group	78,368 a	804,573
Eurasian Natural Resources	88,250	1,441,940
GlaxoSmithKline	208,300	4,027,003
HSBC Holdings	172,090	1,746,925
IMI	85,850	1,264,862
Imperial Tobacco Group	35,130	1,077,890
Kingfisher	362,870	1,490,177
Legal & General Group	444,740	670,854
Old Mutual	469,000	900,123
Rio Tinto	42,460	2,970,015
Royal Dutch Shell, Cl. A	8,150	271,730
Royal Dutch Shell, Cl. B	137,050	4,519,188
Smith & Nephew	122,160	1,288,451
Thomas Cook Group	554,170	1,639,009
Unilever	86,500	2,647,326
WPP	99,130	1,220,192
		35,025,371
United Arab Emirates--.6%
Dragon Oil	121,330 a	1,017,704
United States--1.0%
iShares MSCI EAFE Index Fund	27,000	1,571,940

Total Common Stocks
(cost $132,743,231)		153,686,489

Preferred Stocks--2.4%
Germany
ProSieben Sat.1 Media	30,130	905,917
Volkswagen	17,974	2,915,884

Total Preferred Stocks
(cost $2,469,611)		3,821,801

Other Investment--1.1%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,696,000)	1,696,000 [b]	1,696,000

Total Investments (cost $136,908,842)	100.4%	159,204,290
Liabilities, Less Cash and Receivables	(.4%)	(611,474)
Net Assets	100.0%	158,592,816

SDR-Swedish Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At December 31, 2010, the aggregate cost of investment securities for income tax purposes was $136,908,842.

Net unrealized appreciation on investments was $22,295,448 of which $27,547,960 related to appreciated investment securities and $5,252,512 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	23.5
Industrial	12.9
Consumer Discretionary	12.3
Consumer Staples	11.7
Materials	9.7
Energy	8.5
Health Care	7.1
Information Technology	5.1
Telecommunication Services	4.2
Utilities	3.3
Money Market Investment	1.1
Exchange Traded Funds	1.0
100.4
† Based on net assets.
See notes to financial statements.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,

credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	155,936,350	-	-	155,936,350
Mutual Funds/Exchange Traded Funds	3,267,940	-	-	3,267,940

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended December 31, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Small Cap Equity Fund
December 31, 2010 (Unaudited)

Common Stocks--99.4%	Shares	Value ($)
Consumer Discretionary--12.7%
Abercrombie & Fitch, Cl. A	16,740 a	964,726
American Eagle Outfitters	94,880 a	1,388,094
BorgWarner	25,615 a,b	1,853,501
Chico's FAS	62,030	746,221
DreamWorks Animation SKG, Cl. A	29,540 a,b	870,544
Gentex	47,020	1,389,911
Guess?	39,740	1,880,497
Jack in the Box	64,910 a,b	1,371,548
Jones Group	60,730	943,744
Lennar, Cl. A	85,250 a	1,598,438
Meredith	50,750	1,758,488
OfficeMax	155,490 b	2,752,173
Ryland Group	96,710 a	1,646,971
Thor Industries	44,330 a	1,505,447
Toll Brothers	74,020 b	1,406,380
Williams-Sonoma	50,970 a	1,819,119
		23,895,802
Consumer Staples--2.4%
BJ's Wholesale Club	35,430 b	1,697,097
Flowers Foods	43,580 a	1,172,738
Sanderson Farms	6,960 a	272,484
Whole Foods Market	28,306	1,432,001
		4,574,320
Energy--9.9%
Cabot Oil & Gas	84,396	3,194,388
Comstock Resources	57,160 a,b	1,403,850
Frontier Oil	97,310 a,b	1,752,553
McDermott International	86,540 b	1,790,513
Nabors Industries	38,920 b	913,063
Oceaneering International	25,980 a,b	1,912,907
Oil States International	14,190 a,b	909,437
Penn Virginia	81,630 a	1,373,017
SandRidge Energy	113,890 a,b	833,675
Tidewater	38,340 a	2,064,226
Unit	54,140 b	2,516,427
		18,664,056
Exchange Traded Funds--1.0%
iShares Russell 2000 Value Index
Fund	26,370 a	1,874,643
Financial--27.1%
Aspen Insurance Holdings	41,260	1,180,861
Associated Banc-Corp	123,200 a	1,866,480
BioMed Realty Trust	94,860 a,c	1,769,139
BOK Financial	18,430 a	984,162
Brandywine Realty Trust	86,680 a,c	1,009,822
CBL & Associates Properties	75,950 a,c	1,329,125
City National	56,957 a	3,494,881
Comerica	50,770 a	2,144,525
DiamondRock Hospitality	158,316 a,b,c	1,899,792
E*TRADE Financial	182,882 b	2,926,112
Entertainment Properties Trust	23,750 a,c	1,098,438
Fidelity National Financial, Cl. A	151,594	2,073,806
First American Financial	136,800 a	2,043,792
First Horizon National	238,775 a,b	2,812,772
Hanover Insurance Group	34,130 a	1,594,554
Hospitality Properties Trust	59,360 c	1,367,654
Investment Technology Group	85,702 b	1,402,942
Janus Capital Group	72,860 a	944,994
LaSalle Hotel Properties	77,660 a,c	2,050,224
Lexington Realty Trust	225,460 a,c	1,792,407
Mack-Cali Realty	38,130 a,c	1,260,578
MGIC Investment	411,300 a,b	4,191,147

Omega Healthcare Investors	81,430 a,c	1,827,289
Protective Life	55,300 a	1,473,192
Raymond James Financial	64,240 a	2,100,648
SEI Investments	82,820	1,970,288
SVB Financial Group	46,520 a,b	2,467,886
		51,077,510
Health Care--10.9%
AMERIGROUP	40,530 a,b	1,780,077
Beckman Coulter	29,030 a	2,183,927
Chemed	28,840	1,831,628
Emergency Medical Services, Cl. A	25,840 b	1,669,522
Haemonetics	36,150 a,b	2,283,957
LifePoint Hospitals	57,130 a,b	2,099,528
Mednax	31,970 b	2,151,261
PAREXEL International	34,860 a,b	740,078
RehabCare Group	56,580 b	1,340,946
STERIS	70,570 a	2,572,982
Universal Health Services, Cl. B	42,790	1,857,942
		20,511,848
Industrial--14.5%
AGCO	38,470 b	1,948,890
Atlas Air Worldwide Holdings	18,370 b	1,025,597
Avery Dennison	22,430	949,686
Babcock and Wilcox	52,430 b	1,341,684
Brink's	83,670 a	2,249,049
Carlisle	9,880 a	392,631
Clean Harbors	24,571 a,b	2,065,929
Corrections Corp. of America	89,460 a,b	2,241,868
FTI Consulting	77,820 a,b	2,901,130
Granite Construction	57,980 a	1,590,391
Herman Miller	58,450	1,478,785
Masco	104,520	1,323,223
Shaw Group	35,813 b	1,225,879
Snap-On	37,050	2,096,289
Spirit Aerosystems Holdings, Cl. A	97,780 a,b	2,034,802
Thomas & Betts	30,190 b	1,458,177
Werner Enterprises	40,510 a	915,526
		27,239,536
Information Technology--10.3%
Arris Group	85,100 a,b	954,822
Atheros Communications	20,020 a,b	719,118
Brocade Communications Systems	371,790 b	1,966,769
Cadence Design Systems	221,310 b	1,828,020
CoreLogic	136,800	2,533,536
Cymer	38,030 a,b	1,714,012
Cypress Semiconductor	80,040 b	1,487,143
Diebold	69,590 a	2,230,360
QLogic	88,920 b	1,513,418
Synopsys	69,505 b	1,870,380
Tekelec	101,410 a,b	1,207,793
Websense	67,270 b	1,362,218
		19,387,589
Materials--4.7%
Carpenter Technology	12,020	483,685
Coeur d'Alene Mines	101,190 a,b	2,764,511
Domtar	22,330 a	1,695,294
Louisiana-Pacific	156,960 a,b	1,484,842
Packaging Corp. of America	33,740	871,842
Sonoco Products	48,920	1,647,136
		8,947,310
Utilities--5.9%
AGL Resources	32,160 a	1,152,936
Atmos Energy	41,180 a	1,284,816
Energen	46,854	2,261,174
Great Plains Energy	85,750	1,662,693
Hawaiian Electric Industries	58,290 a	1,328,429
MDU Resources Group	82,230	1,666,802
UGI	57,170	1,805,429
		11,162,279

Total Common Stocks
(cost $161,130,533)		187,334,893

Other Investment--.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,307,000)	1,307,000 [d]	1,307,000

Investment of Cash Collateral for
Securities Loaned--30.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $57,218,197)	57,218,197 [d]	57,218,197

Total Investments (cost $219,655,730)	130.4%	245,860,090
Liabilities, Less Cash and Receivables	(30.4%)	(57,366,646)
Net Assets	100.0%	188,493,444

a Security, or portion thereof, on loan. At December 31, 2010, the market value of the fund's securities on loan was $55,535,074 and the market value of the collateral held by the fund was $57,218,197.
b Non-income producing security.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At December 31, 2010, the aggregate cost of investment securities for income tax purposes was $219,655,730.
Net unrealized appreciation on investments was $26,204,360 of which $29,724,067 related to appreciated investment securities and $3,519,707 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	185,460,250	-	-	185,460,250
Mutual Funds/Exchange Traded Funds	60,399,840	-	-	60,399,840

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended December 31, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 23, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	February 23, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)